Expense Example {- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund Retail PRO-08 - Fidelity Corporate Bond Fund - Fidelity Corporate Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555